Investment Strategy - AB Equity Premium Income ETF	Jul. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund seeks to provide investors with broad market equity exposure of the S&P 500 Index, combined with a written covered call option overlay (also referred to as a covered call strategy or call write strategy). The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. Equity securities include common stock, preferred stock, warrants and other rights to acquire stock, options, and derivatives on equity investments that generate income for the Fund.
The Fund seeks to obtain equity exposure through a tax-managed strategy designed to reflect the risk and return characteristics of the S&P 500 Index, with active tax loss harvesting to enhance after-tax outcomes. The Fund generally targets the return of the S&P 500 Index (market capitalization weighted) but may modify the security holdings. The Fund seeks to sell individual equities as they incur losses in order to generate capital losses while continuing to manage tracking to the S&P 500 Index. When it harvests losses, the Fund seeks to replace the positions with similar issuers to maintain consistent exposure to the various factors of the S&P 500 Index, which the Adviser believes should result in risk levels and investment returns substantially similar to the S&P 500 Index.
The Adviser seeks to generate income for the Fund through an actively-managed call writing strategy, primarily on ETFs providing exposure to U.S. equity benchmarks. The Adviser intends to utilize call options written on ETFs offering exposure to broad based U.S. equity indexes (“underlying ETFs”), principally the S&P 500 Index. The Adviser also intends to utilize call options on the indexes directly. The Fund intends to use customized equity or index exchange-traded options contracts on such ETFs and indexes, referred to as FLexible EXchange Options (“FLEX Options”), as well as other listed options. FLEX Options provide investors with the ability to customize key option contract terms such as strike price, style and expiration date. The Fund intends for the option overlay to generate option premium income and provide a degree of downside mitigation, while potentially limiting upside participation during periods of strong equity market appreciation.
To enhance potential tax efficiency, the underlying equity strategy will seek where appropriate to actively tax loss harvest, which may offset a significant portion of the taxable gains attributable to the option premiums received by the Fund. If the Fund is unable to harvest losses, option premium income received would be taxable as short-term capital gains, which are distributed by the Fund in the form of ordinary unqualified dividends. The tax loss harvesting strategy, combined with the call writing strategy, may permit the Fund to pay a significant portion of its monthly distribution as return of capital, and offer certain tax benefits to shareholders.
The Fund’s investment strategy may cause a significant portion of the ordinary income distributions to shareholders to be treated as a return of capital for federal income tax purposes. While return of capital is an efficient non-taxable event to a shareholder, when the Fund makes a return of capital distribution, it reduces a shareholder’s tax basis in the Fund shares (which may result in additional capital gains or lower capital losses in the future when shares are sold), as it represents a return of a portion of the shareholder’s original investment. Any return of capital distributions in excess of the shareholder’s tax basis in the Fund shares are treated as capital gain.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Equity securities include common stock, preferred stock, warrants and other rights to acquire stock, options, and derivatives on equity investments that generate income for the Fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities.